Derivative Instruments - Schedule of Replacement Cost of Contracts with Customers Based on Country of Ultimate Risk (Parenthetical) (Detail) - Country	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure Of Derivative Financial Instruments [Abstract]
Number of country represented 15% or more of our replacement cost	0	0